Right-of-use-assets - Summary of Changes in Carrying Amount of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance	€ 54,718	€ 55,798
Depreciation	(13,376)	(13,227)
Balance	49,013	54,718
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	67,904	55,798
Additions	10,083	11,181
Disposals	(6,910)
Adjustments due to remeasurements	693
Adjustments due to modifications	(327)
Effect of translation adjustments	(2,710)	925
Balance	68,733	67,904
Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(13,186)
Depreciation	(13,376)	(13,227)
Disposals	6,639
Impairment loss	(584)
Adjustments due to remeasurements	157
Effect of translation adjustments	630	41
Accumulated depreciation and impairment loss	(19,720)	(13,186)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	53,983	55,159
Balance	48,593	53,983
Buildings [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	66,867	55,159
Additions	10,083	10,786
Disposals	(6,910)
Adjustments due to remeasurements	693
Adjustments due to modifications	(327)
Effect of translation adjustments	(2,696)	922
Balance	67,710	66,867
Buildings [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(12,884)
Depreciation	(13,066)	(12,926)
Disposals	6,639
Impairment loss	(584)
Adjustments due to remeasurements	157
Effect of translation adjustments	621	42
Accumulated depreciation and impairment loss	(19,117)	(12,884)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	735	639
Balance	420	735
Vehicles [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,037	639
Additions		395
Effect of translation adjustments	(14)	3
Balance	1,023	1,037
Vehicles [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(302)
Depreciation	(310)	(301)
Effect of translation adjustments	9	(1)
Accumulated depreciation and impairment loss	€ (603)	€ (302)